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                  LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A

                      Stein Roe High-Yield Municipals Fund

                                Semiannual Report
                                December 31, 2000

Contents
--------------------------------------------------------------------------------

Performance..................................................................  1
   How the Liberty High Income Municipals Fund, Class A has done over time

Questions & Answers..........................................................  2
   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments.....................................................  3
   A complete list of investments with market values

Financial Statements......................................................... 11
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 17

Financial Highlights......................................................... 20
   Selected per-share data









                Must be preceded or accompanied by a prospectus.
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Fund Performance
------------------------------------------------------------------------------


To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare Liberty High Income Municipals Fund, Class A with its benchmark. The performance figures include changes in the Fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when fixed-income securities grow in value).

              SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                         PERIOD ENDED DECEMBER 31, 2000

                                                           6 Months       1 Year         5 Years      10 Years
---------------------------------------------------------------------------------------------------------------
LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITHOUT SALES CHARGE                                        4.42%         6.95%          4.75%          6.19%
LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A
  WITH SALES CHARGE                                          (0.54)%        1.90%          3.73%          5.68%
Lehman Brothers Municipal Bond Index                          6.90%        11.68%          5.84%          7.32%

Growth of a $10,000 investment for the 10 years ended December 31, 2000
-------------------------------------------------------------------------------
line chart

Liberty High INcome Municipals Fund, Class A

                     Fund without             Fund with       Lehman Brothers
                     sales charge          sales charge        Municipal Bond
                                                                        Index
12/31/90                    10000                  9525                 10000
12/31/91                    10984                 10462.3               11214
12/31/92                    11571.6               11022                 12203.1
12/31/93                    12802.9               12194.7               13701.6
12/31/94                    12285.6               11702.1               12993.2
12/31/95                    14457.7               13771                 15261.9
12/31/96                    15105.4               14387.9               15938
12/31/97                    16545                 15759.1               17402.7
12/31/98                    17418.6               16591.2               18530.3
12/31/99                    17045.8               16236.1               18148.6
12/31/00                    18236                 17376                 20268

Liberty High Income Municipals Fund Class A is a class of Stein Roe High-Yield Municipals Fund (the Fund), a series of Liberty-Stein Roe Investment Trust. The Fund also offers Class S shares. Performance highlights for the Fund's Class S shares are presented in a separate report.

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RETURNS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS WHEN ON SALE. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares. Liberty High Yield Municipals Fund Class A shares (new class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the new class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. This graph compares the performance of the Liberty High Income Municipals Fund, Class A to the Lehman Brothers Municipal Bond Index, an unmanaged group of investment-grade bonds not associated with any Liberty Fund. Unlike mutual funds, it is not possible to invest directly in an index.

Questions & Answers
--------------------------------------------------------------------------------
AN INTERVIEW WITH MAUREEN NEWMAN, PORTFOLIO MANAGER OF LIBERTY HIGH INCOME MUNICIPALS FUND, CLASS A AND SR&F High-Yield Municipals Portfolio

--------------------------------------------------------------------------------
                                    FUND DATA
   Investment Objective:

   Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.
--------------------------------------------------------------------------------


Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED DECEMBER 31, 2000?

A: For the six months ended December 31, 2000, Liberty High Income Municipals Fund, Class A performed well, delivering a total return of 4.42% without a sales charge. This return was substantially higher than the Lipper High-Yield Municipal Debt Fund peer group average return of 1.88%. The Lehman Brothers Municipal Bond Index, a broad gauge of the municipal bond market's performance, returned 6.90% for the same period.
         During the period, credit spreads (which measure the difference in yield between higher- and lower-quality bonds) widened, resulting in the outperformance of higher quality bonds. Since the Lehman Brothers Municipal Bond Index consists primarily of securities rated in the four highest rating categories, the Index tends to outperform during periods of widening credit spreads. High-yield funds tend to provide lower returns during these periods, as they contain non-investment grade and non-rated bonds.

Q: WHAT FACTORS BENEFITED THE FUND'S PERFORMANCE DURING THIS FISCAL PERIOD?

A: The municipal bond market performed well during the period, with yields falling and prices rising. The Fund was well positioned to benefit from this upturn in the market. Also, as credit quality concerns began to surface late in the period, the Fund outperformed because of our recent diversification out of cyclical bonds and into more defensive sectors.

Q: PLEASE DISCUSS THE STRATEGIES YOU EMPLOYED DURING THE PERIOD.

A: While the Fund seeks a high level of income, it is also managed for total return. This means that while seeking a reasonably high current yield, we also attempt to preserve the principal value of your investment. To pursue this objective, we invested a portion of the Fund's assets in small, non-rated municipal issues. Because these securities involve greater risks than investment-grade issues, we diversified the Fund's holdings by industry sector and geographic location, and conducted extensive credit research to avoid weaker bonds. We also added some inverse floaters, bonds which have a longer duration and therefore benefit from rising bond prices.

Q: HOW DID YOU POSITION THE FUND IN RESPONSE TO ECONOMIC UNCERTAINTIES?

A: During the period, as economic evidence increasingly pointed toward a slowdown, we reduced our hedge against higher interest rates and focused on broadening the Fund's diversification, primarily through investments in multifamily housing and selected transportation bonds. For instance, we invested in a Las Vegas monorail project (NV State Department of Business & Industry, 0.4% of net assets) designed to facilitate movement among the city's casinos. We also purchased a bond backed by revenues from a toll road connecting Denver's fast-growing southern suburbs to its airport. The bond (E-470 Public Highway Authority, 0.9% of net assets) is well structured and was offered at an attractive price.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL PERIOD?

A: At this juncture, our outlook is more positive than it has been for some time. The economy is slowing, but probably not so rapidly as to turn the decade-long expansion into a recession. A slower, non-inflationary rate of growth should please bond investors, so we look for positive price movement in the general bond market. However, we believe that a less robust economy may lead to weakness in certain cyclical industries, so we have been actively moving away from industrial development bonds in sectors such as airlines and plan to continue focusing on less economically sensitive areas like multifamily housing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 12/31/00 and are subject to change. Investing in high-yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but maybe subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment grade municipal bonds; it is not available for direct investments.

Source of Lipper data: Lipper, Inc.


SR&F High-Yield Municipals Portfolio
-----------------------------------------------------------------------------

December 31, 2000 (Unaudited) (All amounts in thousands)


MUNICIPAL BONDS - 96.2%                                                                                       Par           Value
-----------------------------------------------------------------------------------------------------------------------------------

EDUCATION - 4.2%
   EDUCATION - 1.3%
   IL State Development Finance Authority, Latin School of Chicago,
      Series 1998,  5.650% 8/1/28................................................................         $ 1,725     $     1,628
   MN Victoria, Holy Family Catholic High School,
      Series 1999 A, 5.875% 9/1/29...............................................................           1,200           1,102
   WV State University,
      Series 2000 A, (a) 4/1/19..................................................................           1,250             477
                                                                                                                      -----------
                                                                                                                            3,207
   STUDENT LOAN - 2.9%
   NE Nebhelp, Inc.,
      Series 1993 A-6, 6.450% 6/1/18 (b).........................................................           4,000           4,593
   NM State Educational Assistance Foundation,
      Series 1996 A-2, 6.650% 11/1/25............................................................           1,955           2,019
   TX Brazos Higher Educational Facilities Authority,
      Series 1993 C-2, 5.875% 6/1/04.............................................................             390             390
                                                                                                                      -----------
                                                                                                                            7,002
HEALTHCARE - 19.0%
   CONGREGATE CARE RETIREMENT - 6.0%
   CA Statewide Community Development Authority, Eskaton Village - Grass Valley,
      Series 2000,  8.250% 11/15/31..............................................................           1,000           1,001
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc.,
      Series 1996,  8.625% 7/1/20................................................................           3,000           3,142
   MA State Development Finance Agency, Series 1999 A:
      5.625% 7/1/15..............................................................................             500             427
      5.750% 7/1/23..............................................................................             250             205
   NJ State Economic Development Authority, Seabrook Village, Inc.,
      Series 2000 A, 8.250% 11/15/30.............................................................             625             618
   NJ State Economic Development Authority, Winchester Gardens,
      Series 1996 A, 8.625% 11/1/25..............................................................           2,000           2,118
   PA Lancaster Industrial Development Authority, Garden Spot Village,
      Series 2000 A, 7.625% 5/1/31...............................................................             500             505
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650% 7/1/24.................................................................           1,500           1,155
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
      Series 1998 A, 5.900% 11/15/25.............................................................           2,100           1,672
      Series 1999,  6.000% 11/15/29..............................................................             500             399
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750% 11/15/27...............................................           1,250             948
      Clement Manor, Series 1998,  5.750% 8/15/24................................................           3,000           2,374
                                                                                                                      -----------
                                                                                                                           14,564
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston Biomedical Research Institute,
      Series 1999,  5.650% 2/1/19................................................................             250             227
                                                                                                                      -----------

   HOSPITAL - 8.7%
   AZ Health Facilities Authority, Phoenix Memorial Hospital,
      Series 1991,  8.125% 6/1/12................................................................           2,500           2,525
   CO La Junta, Arkansas Valley Regional Medical Center,
      Series 1999,  6.100% 4/1/24................................................................             500             442


                                        3


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SR&F High-Yield Municipals Portfolio Continued
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                                                                                                              Par           Value
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

HEALTHCARE - CONT.
   HOSPITAL - (CONTINUED)
   CO State Health Care Facilities Authority, National Jewish Medical & Research Center,
      Series 1998,  5.375% 1/1/23................................................................          $  250       $     204
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System,
      Series 1999,  6.000% 10/1/26...............................................................             875             901
   IL Southwestern Illinois Development Authority, Anderson Hospital, Series 1999:
      5.500% 8/15/20.............................................................................             500             413
      5.625% 8/15/29.............................................................................             250             202
   KS Wichita, CSJ Health System of Wichita, Inc.,
      Series 1991 X, 7.000% 11/15/18.............................................................           2,000           2,089
   LA State Public Facilities Authority, Touro Infirmary,
      Series 1999,  5.625% 8/15/29...............................................................             500             459
   MI Dickinson County, Dickinson County Healthcare,
      Series 1999,  5.800% 11/1/24...............................................................           1,300           1,051
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1998 B, 5.375% 7/1/28...............................................................           1,250             914
   MI State Hospital Finance Authority, Detroit Medical Center,
      Series 1998 A, 5.250% 8/15/28..............................................................           1,000             660
   MN Maplewood, Healtheast, Inc.,
      Series 1996,  5.700% 11/15/02..............................................................             500             490
   NC State Medical Care Commission, Stanly Memorial Hospital,
      Series 1999,  6.375% 10/1/29...............................................................           1,000           1,034
   NH State Higher Educational & Health Facilities Authority, Littleton Hospital Assoc., Inc.,
      Series 1998 A, 6.000% 5/1/28...............................................................           1,000             806
   OH Franklin County, Doctors Ohio Health Corp.,
      Series 1998 A, 5.600% 12/1/28..............................................................           2,650           1,710
   OH Highland County Joint Township Hospital District,
      Series 1999,  6.750% 12/1/29...............................................................           1,250           1,081
   OH Miami County, Upper Valley Medical Center, Inc.,
      Series 1996-A, 6.375% 5/15/26..............................................................           1,015             922
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998,  5.625% 12/1/28...............................................................           1,200             982
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997 A, 5.625% 7/1/13...............................................................           1,785           1,579
   WA State Health Care Facilities Authority, Sacred Heart Medical Center,
      Series 1992,  6.875% 2/15/12...............................................................           1,500           1,572
   WV State Hospital Finance Authority, Charleston Area Medical Center,
      Series 2000 A, 6.750% 9/1/30...............................................................           1,000           1,035
                                                                                                                      -----------
                                                                                                                           21,071
   INTERMEDIATE CARE FACILITIES- 0.6%
   IL State Development Finance Authority, Hoosier Care, Inc.,
      Series 1999-A, 7.125% 6/1/34...............................................................           1,500           1,344
   IN Health Facilities Financing Authority Revenue, Hoosier Care Project,
      Series A, 7.125% 6/1/34....................................................................             150             134
                                                                                                                      -----------
                                                                                                                            1,478
   NURSING HOME - 3.6%
   AK Juneau, St. Ann's Care Center,
      Series 1999,  6.875% 12/1/25...............................................................             700             656
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc.,
      Series 1999 A, 5.750% 7/1/10...............................................................           1,095             992
   IA State Finance Authority, Care Initiatives,
      Series 1998 B, 5.500% 7/1/08...............................................................             720             671
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc.,
      Series 1998,  6.400% 12/1/33...............................................................           1,500           1,108


                                        4
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SR&F High-Yield Municipals Portfolio Continued
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                                                                                                              Par           Value
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

HEALTHCARE - CONT.
   NURSING HOME - (CONTINUED)
   MA State Development Finance Agency, Alliance Health Care Facilities,
      Series 1999,  7.100% 7/1/32................................................................         $ 1,245      $    1,133
   MN Carlton Inter-Faith Social Services, Inc.,
      Series 2000,  7.750% 4/1/29................................................................             750             757
   MN Minneapolis, Walker Methodist Senior Services Group,
      Series 1998-C, 6.000% 11/15/28.............................................................           1,300           1,105
   MN New Hope, North Ridge Care Center, Inc.,
      Series 1999,  5.875% 3/1/29................................................................             900             731
   MN Sartell, Foundation for Healthcare,
      Series 1999-A, 6.625% 9/1/29...............................................................           2,000           1,770
                                                                                                                      -----------
                                                                                                                            8,923
HOUSING - 7.9%
   ASSISTED LIVING/SENIOR - 2.6%
   DE Kent County, Heritage at Dover,
      Series 1999,  7.625% 1/1/30................................................................           1,500           1,448
   GA Columbus Housing Authority, The Gardens at Calvary,
      Series 1999,  7.000% 11/15/29..............................................................           1,000             879
   LA State Public Facilities Authority, Progressive Healthcare Providers, Inc.,
      Series 1998,  6.375% 10/1/28...............................................................           2,000           1,635
   NC State Medical Care Commission, DePaul Community Facilities Project,
      Series 1999,  7.625% 11/1/29...............................................................           1,250           1,214
   NY Huntington Housing Authority, Gurwin Jewish Senior Center,
      Series 1999,  5.875% 5/1/19................................................................           1,100             967
   NY Huntington Housing Authority, Gurwin Jewish Senior Center,
      Series 1999,  6.000% 5/1/29................................................................             375             323
                                                                                                                      -----------
                                                                                                                            6,466
   MULTI-FAMILY - 3.4%
   CO State Health Facilities Authority, Birchwood Manor,
      Series 1991-A, 7.250% 4/1/11...............................................................             575             582
   FL Broward County Housing Finance Authority, Chaves Lake Apartment Project,
      Series 2000,  7.500% 7/1/40................................................................             750             764
   FL Clay County Housing Finance Authority, Madison Commons Apartments,
      Series 2000-A, 7.450% 7/1/40...............................................................             750             764
   GA Clayton County Housing Authority, Magnolia Park Apartments,
      Series 1999-A, 6.250% 6/1/30...............................................................           1,000             902
   IL State Development Finance Authority, Catholic Charities Housing Development Corp.,
      Series 1993-C, 5.950% 1/1/09...............................................................           1,400           1,347
   IL State Housing Development Authority,
      Series 1991-C, 7.400% 7/1/23...............................................................             140             144
   IN New Castle, Raintree Apartments,
      Series 1988-B, (a) 3/1/18 (c)..............................................................          30,655              77
   MO State Health & Educational Facilities Authority, Lutheran Senior Services,
      Series 1997, 5.750% 2/1/17.................................................................           2,000           1,834
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      10.250% 9/1/03.............................................................................             995             996
   TX, El Paso, American Village:
      8.000% 12/1/32.............................................................................             350             350
      10.000% 12/1/32............................................................................             400             400
                                                                                                                      -----------
                                                                                                                            8,160

                                        5
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SR&F High-Yield Municipals Portfolio Continued
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                                                                                                              Par           Value
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

HOUSING - CONT.
   SINGLE FAMILY - 1.9%
   IA State Housing Finance Authority,
      Series 1984-A, (a) 9/1/16..................................................................         $ 7,000      $    1,235
   ID State Housing Agency,
      Series 1991-B, 7.500% 7/1/24...............................................................           1,405           1,450
   MT State Housing Board:
      Series 1991 B-2, 7.500% 4/1/23.............................................................             310             317
      Series 1991 B-1, 7.300% 10/1/17............................................................             280             286
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750% 1/1/23.............................................................              45              46
      Series 1991 C-3, 7.550% 7/1/23.............................................................             105             108
   WA State Housing Finance Commission:
      Series 1991 C,
        (a) 1/1/22...............................................................................             925             208
        (a) 7/1/22...............................................................................           1,040             226
        (a) 1/1/23...............................................................................           1,040             218
        (a) 7/1/23...............................................................................           1,045             212
        (a) 1/1/24...............................................................................           1,045             204
        (a) 7/1/24...............................................................................           1,050             198
                                                                                                                      -----------
                                                                                                                            4,708
INDUSTRIAL - 8.8%
   FOOD PRODUCTS - 2.1%
   IN Hammond, American Maize Products Co.,
      Series 1994,  8.000% 12/1/24...............................................................           4,000           4,292
   MI State Strategic Fund, Michigan Sugar Co., Carollton Project,
      Series 1998-C, 6.550% 11/1/25..............................................................           1,500             900
                                                                                                                      -----------
                                                                                                                            5,192
   FOREST PRODUCTS - 4.6%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc.,
      Series 1993,  7.500% 1/1/26................................................................           1,000           1,030
   IN Jasper County, Georgia Pacific Corp.,
      Series 1999,  5.600% 4/1/29................................................................           1,000             824
   LA De Soto Parish, International Paper Co.,
      Series-A,  7.700% 11/1/18..................................................................           2,500           2,698
   MS Lowndes County, Weyerhaeuser Corp.,
      Series 1992-A, 6.800% 4/1/22...............................................................           5,995           6,513
                                                                                                                      -----------
                                                                                                                           11,065
   METALS & MINING - 1.1%
   IN State Development Finance Authority, Inland Steel,
      Series A, 5.750% 10/1/11...................................................................           2,500           1,709
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp.,
      Series 1999 A, 8.000% 9/1/14...............................................................             250             226
   VA Greensville County Industrial Development Authority, Wheeling Steel,
      Series 1999 A:
        6.375% 4/1/04............................................................................             115             107
        7.000% 4/1/14............................................................................             555             460
   VA Peninsula Ports Authority, Ziegler Coal Project,
      Series 1997,  6.900% 5/2/22................................................................             825             124
                                                                                                                      -----------
                                                                                                                            2,626
   OIL AND GAS - 1.0%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project,
      Series 1990,  7.375% 10/1/20...............................................................           2,000           2,522
                                                                                                                      -----------

                                        6
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SR&F High-Yield Municipals Portfolio Continued
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                                                                                                              Par           Value
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

OTHER - 12.7%
   REFUNDED/ESCROWED (D) CO Adams County, Series 1991 B:
      11.250% 9/1/11(b)..........................................................................          $  325       $     478
      11.250% 9/1/11.............................................................................             360             544
      11.250% 9/1/11.............................................................................             220             341
      11.250% 9/1/12.............................................................................           1,440           2,276
   CO Denver City and County Airport,
      Series D,  7.750% 11/15/21.................................................................             830             872
   CO State Health Facilities Authority, Healthtone,
      Series 1991B, 8.500% 2/15/21...............................................................           3,250           3,333
   FL Leesburg, Leesburg Regional Medical Center,
      Series 1991A, 7.375% 7/1/11................................................................             775             827
   IL Chicago, Skyway Toll Bridge,
      Series 1994,  6.750% 1/1/17................................................................           1,500           1,636
   IL Health Facility Authority, Edward Hospital Association Project,
      Series 1992,  7.000% 2/15/22...............................................................             685             719
   IL Health Facility Authority, United Medical Center,
      Series 1991,  8.125% 7/1/06................................................................           1,790           1,884
   IN Indianapolis Local Public Improvement Bond Bank,
      Series 1999E, 6.700% 1/1/17 (b)............................................................           4,900           5,123
   LA State Public Facilities Authority, Womans Hospital Foundation,
      Series 1992,  7.250% 10/1/22...............................................................           2,300           2,458
   MS Adams County, Jefferson Davis Memorial Hospital,
      Series 1991,  7.900% 10/1/08...............................................................             750             786
   NC Eastern Municipal Power Agency,
      Series 1991A, 6.500% 1/1/18 (b)............................................................           3,320           3,920
   PA Allentown Area Hospital Authority, Sacred Heart Hospital of Allentown,
      Series 1991,  7.500% 7/1/06................................................................           3,065           3,162
   WA State,
      Series 1991 A, (a) 7/1/07..................................................................           3,395           2,527
                                                                                                                      -----------
                                                                                                                           30,886
OTHER REVENUE - 2.1%
   RECREATION - 2.1%
   CA Long Beach Aquarium of the Pacific,
      Series 1995-A, 6.125% 7/1/23...............................................................           4,750           5,053
                                                                                                                      -----------

RESOURCE RECOVERY - 0.1%
   DISPOSAL - 0.1%
   IL Development Finance Authority, Waste Management, Inc.,
      Series 1997,  5.050% 1/1/10................................................................             250             227
                                                                                                                      -----------

TAX-BACKED - 11.1%
   LOCAL APPROPIATED - 1.1%
   PA Philadelphia Municipal Authority,
      Series 1993-D, 6.250% 7/15/13..............................................................           2,500           2,566
                                                                                                                      -----------

   LOCAL GENERAL OBLIGATIONS - 1.8%
   MI Southgate Community School District,
      Series 1999,  5.000% 5/1/25................................................................           3,500           3,390
   NY New York City,
      Series 1996-B, 7.250% 8/15/07..............................................................           1,000           1,162
                                                                                                                      -----------
                                                                                                                            4,552
   SPECIAL NON-PROPERTY TAX- 1.3%
   MO St. Louis County Industrial Development Authority, Kiel Center Arena,
      Series 1992, 7.875% 12/1/24................................................................           3,000           3,139
                                                                                                                      -----------



                                       7
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                                                                                                              Par           Value
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

TAX-BACKED - CONT.
   SPECIAL PROPERTY TAX- 3.2%
   CA Orange County Community Facilities District, Ladera Ranch,
      Series 1999-A, 6.500% 8/15/21..............................................................        $  1,000     $    1,035
   FL Heritage Palms Community Development District,
      Series 1999,  6.250% 11/1/04...............................................................           1,000           1,004
   FL Heritage Springs Community Development District,
      Series 1999-B, 6.250% 5/1/05...............................................................             845             847
   FL Indigo Community Development District,
      Series 1999-B, 6.400% 5/1/06...............................................................           1,000           1,004
   FL Lexington Oaks Community Development District,
      Series 2000, 7.200% 5/1/30.................................................................             600             613
      Series 2000-D, 6.700% 5/1/07...............................................................             750             760
   FL Northern Palm Beach County Improvement District,
      Series 1999,  6.000% 8/1/29................................................................             750             694
   FL Orlando, Conroy Road Interchange Project:
      Series 1998-A, 5.500% 5/1/10...............................................................             200             195
      5.800% 5/1/26..............................................................................             500             458
   FL Stoneybrook Community Development District:
      Series 1998-A, 6.100% 5/1/19...............................................................             330             317
      Series 1998-B, 5.700% 5/1/08...............................................................             800             787
                                                                                                                      -----------
                                                                                                                            7,714
   STATE APPROPRIATED - 0.9%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project,
      Series E,  7.250% 1/1/10...................................................................           2,000           2,284
                                                                                                                      -----------

   STATE GENERAL OBLIGATIONS - 2.8%
   MA Massachusetts Bay Transportation Authority,
      Series 1992-B, 6.200% 3/1/16...............................................................           5,825           6,710
                                                                                                                      -----------

TRANSPORTATION - 9.2%
   AIR TRANSPORTATION - 5.3%
   IL Chicago O'Hare International Airport, United Airlines, Inc.,
      Series 2000-A, 6.750% 11/1/11..............................................................             800             818
   IN Indianapolis Airport Authority, Federal Express Corp.,
      Series 1994,  7.100% 1/15/17...............................................................           4,000           4,187
   NC Charlotte, US Airways, Inc.,
      Series 2000,  7.750% 2/1/28................................................................             750             724
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia,
      Series 1999, 5.500% 1/1/24.................................................................           1,000             800
   TX Alliance Airport Authority, AMR Corp.,
      Series 1991,  7.000% 12/1/11...............................................................           4,070           4,454
   TX Houston Airport System, Continental Airline Terminal,
      Series B, 6.125% 7/15/17...................................................................           2,000           1,803
                                                                                                                      -----------
                                                                                                                           12,786
   AIRPORT - 1.4%
   CO Denver City and County Airport,
      Series D,  7.750% 11/15/21.................................................................           3,170           3,304
                                                                                                                      -----------

   PORTS - 1.2% WA Port of Seattle, Series 2000:
      8.656% 2/1/10..............................................................................             625             736
      8.656% 2/1/11..............................................................................           1,875           2,247
                                                                                                                      -----------
                                                                                                                            2,983

                                        8

SR&F High-Yield Municipals Portfolio Continued
-----------------------------------------------------------------------------


                                                                                                              Par           Value
----------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION - CONT.
   TOLL FACILITIES - 0.9%
   CO State Public Highway Authority, Araphoe County, E470 Series 2000 B:
        (a) 9/1/18...............................................................................         $ 4,000     $     1,593
        (a) 9/1/35...............................................................................           8,750             679
                                                                                                                      -----------
                                                                                                                            2,272
   TRANSPORTATION - 0.4%
   NV State Department of Business & Industry, Las Vegas Monorail Project,
      Series 2000,  7.375% 1/1/40................................................................           1,000             974
                                                                                                                      -----------

UTILITY - 21.1%
   INDEPENDENT POWER PRODUCER - 5.1%
   MI Midland County Economic Development Corp.,
      Series 2000,  6.875% 7/23/09...............................................................             500             510
   PA State Economic Development Financing Authority, Northampton Generating:
      Series A, 6.500% 1/1/13....................................................................           2,000           1,954
      Series 1994 B, 6.750% 1/1/07...............................................................           3,000           3,035
   VA Pittsylvania County Industrial Development Authority, Multitrade of
      Pittsylvania, Series 1994 A:
        7.450% 1/1/09............................................................................           3,500           3,623
        7.550% 1/1/19............................................................................           3,100           3,201
                                                                                                                      -----------
                                                                                                                           12,323
   INVESTOR OWNED - 5.8%
   CT State Development Authority, Connecticut Light & Power Co.,
      Series 1993-A, 5.850% 9/1/28...............................................................           2,900           2,657
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc.,
      Series 1999,  5.450% 7/1/10................................................................             500             477
   LA West Feliciana Parish, Entergy Gulf States, Inc.,
      Series 1999-B, 6.600% 9/1/28...............................................................             250             249
   MS State Business Finance Corp., Systems Energy Resources, Inc.
      Series 1999,  5.900% 5/1/22................................................................           1,250           1,128
   NM Farmington, Tucson Electric Power Co.,
      Series 1997-A, 6.950% 10/1/20..............................................................           2,000           2,020
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project,
      8.300% 12/1/14.............................................................................           2,000           2,238
   PA Beaver County Industrial Development Authority, Toledo Edison Co., Series 1995,
      7.625% 5/1/20..............................................................................           4,900           5,231
                                                                                                                      -----------
                                                                                                                           14,000
   JOINT POWER AUTHORITY - 4.9%
    GA Municipal Electric Authority,
      Series 1991-V, 6.600% 1/1/18...............................................................           4,065           4,768
   NC Eastern Municipal Power Agency,
      Series 1991 A, 6.500% 1/1/18...............................................................           1,680           1,819
   WA State Public Power Supply System, Nuclear Project No. 2,
      Series 1992-A, 6.300% 7/1/12...............................................................           2,500           2,845
   WA State Public Power Supply System,
       Series 1991-A, (a) 7/1/07.................................................................           3,550           2,612
                                                                                                                      -----------
                                                                                                                           12,044

                                        9

SR&F High-Yield Municipals Portfolio Continued
-------------------------------------------------------------------------------


                                                                                                              Par           Value
-----------------------------------------------------------------------------------------------------------------------------------
UTILITY - CONT.
   WATER & SEWER - 5.3%
   FL Tampa Bay Water Utility Systems Revenue,
      8.216% 10/1/29.............................................................................         $ 7,500     $     8,426
   NH State Industrial Development Authority, Pennichuck Water Works, Inc.,
      Series 1988,  7.500% 7/1/18................................................................             565             571
   PA Dauphin County Industrial Development Authority Dauphin Water Supply Co.,
      Series 1992 A, 6.900% 6/1/24...............................................................           3,200           3,782
                                                                                                                      -----------
                                                                                                                           12,779
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost of $232,408)............................................................................                         233,807
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL PREFERRED STOCKS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------

   MULTI-FAMILY - 1.2%
   Charter Mac SR AMT
      6.625% 6/30/49.............................................................................           2,000           1,985
   Charter Mac Sub AMT
      7.600% 11/30/50............................................................................           1,000           1,021
                                                                                                                      -----------
TOTAL MUNICIPAL PREFERRED STOCK
    (Cost of $3,006).............................................................................                           3,006
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

   IA Ottumwa, Ottumwa Regional Health Center, Inc.,
      Series 1998,  2.950% 10/1/06...............................................................             350             150
   IA State Higher Education Loan Authority,
      Series 1998,  3.050% 11/1/13...............................................................             220             220
                                                                                                                      -----------
TOTAL SHORT-TERM OBLIGATIONS
    (Cost of $370)...............................................................................                             370
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (Cost of $235,784) (e)........................................................................                         237,183
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES- 2.5% ............................................................                           5,986
                                                                                                                      -----------
NET ASSETS - 100.0%..............................................................................                     $   243,169
                                                                                                                      ===========
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) This security, or a portion thereof, with a total market value of $478, is being used to collateralize open future contracts.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the payment of principal and interest.

(e)  Cost for federal tax and book purposes is $235,784.

Short futures contracts open at December 31, 2000:
                        PAR VALUE          EXPIRATION    UNREALIZED DEPRECIATION
  TYPE             COVERED BY CONTRACTS       MONTH            AT 12/31/00
  ------          -----------------------  ----------    -----------------------
  Municipal Bond           2,400              March             $  (96)
  Treasury Note           21,300              March               (468)
                                                                ------
                                                                 ($564)
                                                                ======

Long futures contracts open at December 31, 2000:
                        PAR VALUE          EXPIRATION    UNREALIZED APPRECIATION
  TYPE             COVERED BY CONTRACTS       MONTH            AT 12/31/00
  ------          -----------------------  ----------    -----------------------
  Treasury Bond            6,100              March             $252

See accompanying Notes to Financial Statements.

                                       10

SR&F High-Yield Municipals Portfolio
------------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands)

ASSETS
Investments, at market value (cost $235,784).......................  $   237,183
Interest receivable................................................        4,709
Receivable for investments sold....................................        1,377
Cash...............................................................           20
Other .............................................................           65
                                                                     -----------
   Total assets....................................................      243,354
                                                                     -----------

LIABILITIES
Payable for variation margin on futures............................            6
Accrued:
   Management fees.................................................           12
   Bookkeeping fees................................................            1
Other liabilities..................................................          166
                                                                     -----------
   Total liabilities...............................................          185
                                                                     -----------
   Net assets applicable to investors' beneficial interest.........  $   243,169
                                                                     ===========


See Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest.............................................................  $   8,582
                                                                       ---------

EXPENSES
Management fees......................................................        539
Bookkeeping fees.....................................................         15
Audit fees...........................................................          8
Trustees' fees.......................................................          9
Custodian fees.......................................................          1
Legal fees...........................................................          2
Transfer agent fees..................................................          3
Other................................................................         10
                                                                       ---------
   Total expenses....................................................        587
                                                                       ---------
   Net investment income.............................................      7,995
                                                                       ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES TRANSACTIONS
Net realized gain on investments and futures transactions............      1,817
Net change in unrealized appreciation/depreciation on investments
   and futures transactions..........................................     21,127
                                                                       ---------
   Net gain..........................................................     22,944
                                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $  30,939
                                                                       =========

See Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                                                                       SIX MONTHS
                                                                                                            ENDED             YEAR
                                                                                                      (UNAUDITED)            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
                                                                                                             2000             2000
                                                                                                     ------------      -----------
OPERATIONS
Net investment income...........................................................................      $     7,995      $    16,628
Net realized gain on investments and futures transactions.......................................            1,817            3,144
Net change in unrealized appreciation/depreciation on investments
   and futures transactions.....................................................................           21,127          (20,040)
                                                                                                      -----------      -----------
   Net increase (decrease) in net assets resulting from operations..............................           30,939             (268)
                                                                                                      -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................            2,105           26,251
Withdrawals.....................................................................................          (43,522)         (71,999)
                                                                                                      -----------      -----------
   Net decrease from transactions in investors' beneficial interest ............................          (41,417)         (45,748)
                                                                                                      -----------      -----------
   Net decrease in net assets...................................................................          (10,478)         (46,016)

TOTAL NET ASSETS
Beginning of period.............................................................................          253,647          299,663
                                                                                                      -----------      -----------
End of period...................................................................................      $   243,169      $   253,647
                                                                                                      ===========      ===========



See Notes to Financial Statements.

                                       13

Stein Roe High-Yield Municipals Fund
-----------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share amounts)

ASSETS
Investment in Portfolio, at value...............................  $   243,169
Receivable for investments sold.................................       13,177
Other...........................................................           27
                                                                  -----------
   Total assets.................................................      256,373
                                                                  -----------
LIABILITIES
Payable for investments purchased...............................       12,938
Dividends payable...............................................           40
Payable due to bank.............................................        1,324
Accrued:
   Administration fee...........................................           56
   Bookkeeping fee..............................................            2
Other...........................................................           91
                                                                  -----------
   Total liabilities............................................       14,451
                                                                  -----------
NET ASSETS......................................................  $    241,922
                                                                  ===========

Net assets - Class A............................................  $        1
Shares outstanding (unlimited number authorized) - Class A......           --(a)
Net asset value per share - Class A.............................  $     11.24
Maximum offering price per share................................  $     11.93(b)
Redemption price per share......................................  $     11.24

Net assets - Class S............................................  $   241,921
Shares outstanding (unlimited number authorized) - Class S......       21,523
Net asset value per share - Class S.............................  $     11.24
Maximum offering price per share................................  $     11.24
Redemption price per share......................................  $     11.24

ANALYSIS OF NET ASSETS
Paid-in capital.................................................  $   244,507
Undistributed net investment income.............................          919
Accumulated net realized loss on investments allocated
   from Portfolio...............................................       (4,573)
Net unrealized appreciation on investments allocated
   from Portfolio...............................................        1,069
                                                                  -----------
   Net Assets...................................................  $   241,922
                                                                  ===========

(a)  Amount is less than 1,000.

(b)  Computation of offering price is 100/94.25 of net asset value.


See Notes to Financial Statements.

Stein Roe High-Yield Municipals Fund
----------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)
INVESTMENT INCOME
Interest allocated from Portfolio...............................................................................        $   8,567
                                                                                                                        ---------

EXPENSES
Expense allocated from Portfolio................................................................................              586
Transfer agent fees.............................................................................................              187
Administrative fees.............................................................................................              163
Bookkeeping fees................................................................................................               15
Trustees' fees..................................................................................................                4
Custodian fees..................................................................................................                1
Audit fees......................................................................................................                5
Legal fees......................................................................................................                1
Registration fees...............................................................................................               19
Reports to shareholders.........................................................................................               11
Other...........................................................................................................               23
                                                                                                                        ---------
   Net expenses.................................................................................................            1,015
                                                                                                                        ---------
   Net investment income........................................................................................            7,552
                                                                                                                        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES TRANSACTIONS ALLOCATED FROM THE PORTFOLIO
Net realized gain on investments and futures transactions.......................................................            1,817
Net change in unrealized appreciation/depreciation on investments and futures transactions......................            5,413
                                                                                                                        ---------
   Net gain.....................................................................................................            7,230
                                                                                                                        ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................................        $  14,782
                                                                                                                        =========

See Notes to Financial Statements.

                                       15

Stein Roe High-Yield Municipals Fund
------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
                                                                                                       SIX MONTHS
                                                                                                            ENDED             YEAR
                                                                                                      (UNAUDITED)            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
                                                                                                             2000 (a)         2000
                                                                                                      -----------     ------------
OPERATIONS:
Net investment income ..........................................................................      $     7,552      $    15,771
Net realized gain on investments and futures transactions allocated from Portfolio..............            1,817            3,179
Net change in unrealized appreciation/depreciation on investments
   and futures transactions allocated from Portfolio............................................            5,413          (20,047)
                                                                                                      -----------      -----------
   Net increase (decrease) in net assets resulting from operations..............................           14,782           (1,097)
                                                                                                      -----------      -----------

DISTRIBUTIONS:
From net investment income - Class A............................................................            --(b)               --
From net investment income - Class S............................................................           (6,749)         (15,496)
                                                                                                      -----------      -----------
   Total distributions to shareholders..........................................................           (6,749)         (15,496)

FUND SHARE TRANSACTIONS
Receipts for shares sold - Class A..............................................................                1               --
                                                                                                      -----------      -----------
   Net increase from Class A Share Transactions.................................................                1               --
                                                                                                      -----------      -----------

Receipts for shares sold - Class S..............................................................            7,782           53,142
Value of distributions reinvested - Class S.....................................................            4,709            9,880
Cost of shares repurchased - Class S............................................................          (32,390)         (90,516)
                                                                                                      -----------      -----------
   Net decrease from Class S Share Transactions.................................................          (19,899)         (27,494)
                                                                                                      -----------      -----------
   Net decrease from Fund Share Transactions....................................................          (19,898)         (27,494)
                                                                                                      -----------      -----------
   Total decrease in Net Assets.................................................................          (11,865)         (44,087)

NET ASSETS
Beginning of period.............................................................................          253,787          297,874
                                                                                                      -----------      -----------
End of period...................................................................................      $   241,922      $   253,787
                                                                                                      ===========      ===========
Undistributed net investment income.............................................................      $       919      $       116
                                                                                                      ===========      ===========

NUMBER OF FUND SHARES
Sold - Class A..................................................................................               --(c)            --
                                                                                                      -----------      -----------
   Net increase in Class A Shares...............................................................               --(c)            --
Shares outstanding at beginning of period.......................................................               --               --
                                                                                                      -----------      -----------
Shares outstanding at end of period.............................................................               --(c)            --
                                                                                                      ===========      ===========

NUMBER OF FUND SHARES
Sold - Class S..................................................................................            5,443            4,745
Issued for distributions reinvested - Class S...................................................            1,305              882
Repurchased - Class S...........................................................................           (8,212)          (8,083)
                                                                                                      -----------      -----------
   Net decrease in Class S Shares...............................................................           (1,464)          (2,456)
Shares outstanding at beginning of period.......................................................           22,987           25,443
                                                                                                      -----------      -----------
Shares outstanding at end of period.............................................................           21,523           22,987
                                                                                                      ===========      ===========
(a)Class A Shares were initially offered on July 31, 2000.
(b)Amount is less than $1,000.
(c)Amount is less than 1,000.

See Notes to Financial Statements.

Stein Roe High-Yield Municipals Fund
Notes To Financial Statements
------------------------------------------------------------------------------

December 31, 2000 (unaudited) (All amounts in thousands)


NOTE 1. ORGANIZATION
Stein Roe High-Yield Municipals Fund-Class S and Liberty High Income Municipals Fund-Class A are the collective series of shares of Stein Roe High-Yield Municipals Fund (the "Fund"), which is a series of Liberty-Stein Roe Municipal Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio").
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $335,711 in securities and other assets to the Portfolio in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, the Fund owned 100.0% of the Portfolio.
    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Investment transactions are accounted for on trade date.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund or the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2000.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service charge), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FUTURES CONTRACTS
The Portfolio may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Investment Portfolio for a summary of open futures contracts at December 31, 2000.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service. All dividends paid from net investment income by the Fund constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be inclusive in the alternative minimum tax calculation.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss, and offset such losses against any future realized gains. At June 30, 2000, the Fund had a capital loss carryforward as follows:

Fund                     Amount        Year of Expiration
----                     -------       ------------------
Stein Roe
High-Yield
Municipals Fund          $5,934               2006

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.
     The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

NOTE 2. PORTFOLIO COMPOSITION
The Fund and the Portfolio invest in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e., bonds that have been refinanced, the proceeds of which have been invested in U.S. or state and local government obligations that are set aside to pay off the original issue at the first call date or maturity).
    See the Portfolio's Investment Portfolio for additional information regarding portfolio composition.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & Administrative fees
The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.45% of the first $100 million of average daily net assets, 0.425% of the next $100 million and 0.40% thereafter.
    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million and 0.10% thereafter.

BOOKKEEPING FEES
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

TRANSFER AGENT FEES
Transfer agent fees are paid to Stein Roe Services, Inc. (SSI) (the "Transfer Agent"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
    The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Notes to Financial Statements Continued
------------------------------------------------------------------------------


NOTE 4. PORTFOLIO INFORMATION
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $22,316 and $35,183.

    Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes were:
    Gross unrealized appreciation                    $13,342
    Gross unrealized depreciation                    (11,943)
                                                     -------
    Net unrealized appreciation                      $ 1,399
                                                     =======

Financial Highlights
------------------------------------------------------------------------------

SR&F High-Yield Municipals Portfolio


Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                                SIX MONTHS
                                                                      ENDED                                      PERIOD
                                                                 (UNAUDITED)   YEARS ENDED                        ENDED
                                                               DECEMBER 31,       JUNE 30,                     JUNE 30,
SELECTED RATIOS                                                        2000           2000           1999          1998 (a)
                                                                -----------         ------          -----      --------

Ratio of net expenses to average net assets ...............         0.47%(b)         0.47%          0.45%         0.47%(b)
Ratio of net investment income to average net assets.......         6.42%(b)         6.11%          5.55%         5.72%(b)
Portfolio turnover rate....................................            9%              14%            19%            3%


(a)  From commencement of operations on February 2, 1998.

(b)  Annualized.


Financial Highlights
----------------------------------------------------------------------------

Liberty High Income Municipals Fund - Class A


Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                                                  (UNAUDITED)
                                                                                                                 DECEMBER 31,
                                                                                                                         2000 (a)
                                                                                                                  -----------
NET ASSET VALUE, BEGINNING OF PERIOD......................................................................        $     11.11
                                                                                                                  -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income..................................................................................               0.24
   Net realized and unrealized gains
     on investments and futures transactions..............................................................               0.13
                                                                                                                  -----------
      Total from investment operations....................................................................               0.37
                                                                                                                  -----------
DISTRIBUTIONS
   Net investment income..................................................................................             (0.24)
                                                                                                                  -----------
NET ASSET VALUE, END OF PERIOD............................................................................        $    11.24
                                                                                                                  ===========


Ratio of net expenses to
   average net assets.....................................................................................           1.06%(b)
Ratio of net investment income to
   average net assets.....................................................................................           5.80%(b)
Total return..............................................................................................              3.32%
Net assets, end of period (000's).........................................................................         $        1


(a) From commencement of operations on July 31, 2000.
(b) Annualized.

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Income Municipal Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Income Municipal Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Fund, and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Income Municipal Fund, Class A

                              Give me Liberty.(R)

Liberty Funds believes in financial choice
At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice
Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty High Income Municipal Fund, Class A  Semiannual Report, December 31,
2000

LIBERTY FUNDS
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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